Significant Accounting Matters (Tables)	6 Months Ended
Jun. 30, 2011
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Consolidated Assets and Liabilities of Variable Interest Entities
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
June 30, 2011
(in millions)

	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$42	$85	$125	$1,010	$197
Net Property, Plant and Equipment	140	127	-	-	-
Other Noncurrent Assets	34	80	7	-	1,678
Total Assets	$216	$292	$132	$1,010	$1,875

LIABILITIES AND EQUITY
Current Liabilities	$46	$76	$39	$925	$224
Noncurrent Liabilities	170	216	78	1	1,637
Equity	-	-	15	84	14
Total Liabilities and Equity	$216	$292	$132	$1,010	$1,875

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

Basic and diluted EPS calculations
	Three Months Ended June 30,
	2011		2010

	(in millions, except per share data)
		$/share		$/share
Earnings Applicable to AEP Common Shareholders	$352		$136

Weighted Average Number of Basic Shares Outstanding	481.9	$0.73	479.1	$0.28
Weighted Average Dilutive Effect of:
Stock Options	0.1	-	-	-
Restricted Stock Units	0.2	-	0.1	-
Weighted Average Number of Diluted Shares Outstanding	482.2	$0.73	479.2	$0.28

	Six Months Ended June 30,
	2011		2010
	(in millions, except per share data)
		$/share		$/share
Earnings Applicable to AEP Common Shareholders	$705		$480

Weighted Average Number of Basic Shares Outstanding	481.5	$1.46	478.7	$1.00
Weighted Average Dilutive Effect of:
Performance Share Units	-	-	0.1	-
Stock Options	0.1	-	0.1	-
Restricted Stock Units	0.2	-	0.1	-
Weighted Average Number of Diluted Shares Outstanding	481.8	$1.46	479.0	$1.00

DHLC [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	June 30, 2011		December 31, 2010
	As Reported on		As Reported on
	the Consolidated	Maximum	the Consolidated	Maximum
	Balance Sheet	Exposure	Balance Sheet	Exposure

	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	54	-	48

Total Investment in DHLC	$9	$63	$8	$56

PATH [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	June 30, 2011		December 31, 2010
	As Reported on		As Reported on
	the Consolidated	Maximum	the Consolidated	Maximum
	Balance Sheet	Exposure	Balance Sheet	Exposure

		(in millions)
Capital Contribution from AEP	$19	$19	$18	$18
Retained Earnings	8	8	6	6

Total Investment in PATH-WV	$27	$27	$24	$24